Key management personnel disclosures	12 Months Ended
Jun. 30, 2019
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Key management personnel disclosures

Note 26. Key management personnel disclosures

Compensation

The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2019 A$’000	2018 A$’000	2017 A$’000

Short-term employee benefits	1,176	1636	2,513
Post-employment benefits	84	90	155
Long-term benefits	—	—	—
Termination benefits	—	—	315
Share-based payments	125	117	403

	1,385	1,843	3,386

Please refer to Note 30 for other transactions with key management personnel and their related parties.